SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY	12 Months Ended
Dec. 31, 2021
Summarized Financial Information For Partly Owned Subsidiary [Abstract]
SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY [Text Block]
NOTE 22:-	SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY

Summarized financial information for Focus as follows:

	December 31,
	2021	2020
Statement of financial position at reporting date (as presented in Focus' financial statements):

Current assets	$22,913	$16,531
Non-current assets	4,473	4,226
Current liabilities	(19,616)	(11,341)
Non-current liabilities	(1,883)	(2,274)

Total equity	$5,887	$7,142

	Year ended December 31,
	2021	2020
Operating results (as presented in Focus' financial statements):

Revenues	$14,747	$13,823
Net income (loss)	(1,524)	968
Other comprehensive income	37	(22)

Total comprehensive income (loss)	$(1,487)	$946

	Year ended December 31,
	2021	2020
Cash flows (as presented in Focus' financial statements):

From operating activities	$2,346	$1,882
From investing activities	(783)	(1,656)
From financing activities	560	(184)
Effect of foreign exchange on cash and cash equivalents	169	39

Net increase in cash and cash equivalents	$2,292	$81